Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash Flows From Operating Activities
Net loss	$ (3,395,798)	$ (814,684)	$ (1,279,852)	$ (79,445)	$ (1,359,297)	$ (4,755,095)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	76,519	8,171	13,892	0	13,892	90,411
Stock-based compensation	57,628	13,272	23,373	781	24,154	81,781
Non-cash interest expense	23,933	4,000	5,744		5,744	31,883
Change in fair value of warrant liabilities	(5,800)	0				(5,800)
Amortization of debt discount	10,696	2,177	4,330		4,330	15,027
Increase (decrease) in cash resulting from changes in:
Prepaid expenses and other current assets	(292,063)	(78,662)	(117,422)	(5,183)	(122,605)	(416,874)
Accounts payable	102,335	45,263	272,732	19,223	291,955	394,290
Accrued expenses and other liabilities	124,337	130,816	86,592		86,592	210,930
Net cash used in operating activities	(3,298,213)	(689,647)	(990,611)	(64,624)	(1,055,235)	(4,353,447)
Cash Flows From Investing Activities
Purchases of fixed assets	(256,596)	(92,892)	(306,096)	(2,273)	(308,369)	(564,966)
Cash Flows From Financing Activities
Proceeds from issuance of notes payable	1,000,000	500,000	500,000		500,000	1,500,000
Net proceeds from issuance of Restricted Stock	5,700			2,000	2,000	7,700
Net proceeds from issuance of Preferred Stock		2,322,167	5,673,173	220,778	5,893,951	5,893,951
Net proceeds from stock options exercised	2,500					2,500
Repurchase of Common Stock			(40)		(40)	(40)
Net cash provided by financing activities	1,008,200	2,822,167	6,173,133	222,778	6,395,911	7,404,111
Net Change in Cash and Cash Equivalents	(2,546,609)	2,039,628	4,876,426	155,881	5,032,307	2,485,698
Cash and Cash Equivalents at Beginning of Period	5,032,307	155,881	155,881
Cash and Cash Equivalents at End of Period	2,485,698	2,195,509	5,032,307	155,881	5,032,307	2,485,698
Supplemental Disclosures of Cash Flow Information:
Interest	30,955	4,306	10,335		10,335	41,290
Income taxes	2,095	1,308	1,309		1,309	3,403
Noncash investing and Financing Activities:
Warrants issued with debt financing recorded as debt discount	$ 28,300	$ 24,500	$ 24,500		$ 24,500	$ 52,800